SELECT ASSET FUND III

Statement of Assets and Liabilities

June 30, 2002

(Unaudited)

Assets
Investments, at value (cost $472,157,982)		$373,174,276
Dividends receivable		444,234
Interest receivable		694
Prepaid expenses		30,141

Total Assets		373,649,345

Liabilities
AMPS Dividends Payable		150,706
Payable for Securities Purchased		9,704
Accrued expenses		90,669
Notes payable		367,500
Accrued interest expense		7,109

Total Liabilities		625,688

Preferred stock:
Series A Auction Market Preferred Stock, $.01 par value
at liquidation preference $100,000 per share, 600 shares
authorized, issued and outstanding		60,000,000
Series B Auction Market Preferred Stock, $.01 par value
at liquidation preference $100,000 per share, 1000 shares
authorized, issued and outstanding		100,000,000

Total preferred stock		160,000,000

Net Assets		$213,023,657

Net assets are represented by:
Common stock at par value, $.01 per share, 199,998,400 shares
authorized, 23,106,557.375 shares issued and outstanding		231,066
Additional paid-in capital		318,789,023
Accumulated net realized loss on investments		(7,012,725)
Net unrealized depreciation of investments		(98,983,707)

Net Assets		$213,023,657

Net asset value per common shares outstanding		$9.22

See accompanying notes
1

SELECT ASSET FUND III

Statement of Operations

For the period from January 1, 2002 to June 30, 2002

(Unaudited)

Investment income:
Dividend income		$2,932,619
Interest income		5,615
Total investment income		2,938,234

Expenses:
Administration fees (Note 2)		36,168
Broker dealer fee		201,111
Independent auditors		22,315
Interest expense		13,674
Rating agency fees		52,024
Trustee fees		12,397
Auction agent fee		9,961
Insurance		6,418
Legal expenses		2,480
Other expenses		600
Total expenses		357,148
Net investment income		2,581,086

Net realized and unrealized gains (losses) on investments:
Net realized gain on investments:		(5,902,349)
Net unrealized depreciation of investments:		(54,210,129)

Net decrease in net assets resulting
from operations		$(57,531,392)

See accompanying notes
2

SELECT ASSET FUND III

Statement of Changes in Net Assets

	Period from
	January 1, 2002 to
	June 30, 2002	Year ended
	(Unaudited)	December 31, 2001
From operations:
Net investment income	$2,581,086	$3,819,304
Net realized gain/(loss) on investments	(5,902,349)	(2,314,030)
Net change in unrealized depreciation
on investments	(54,210,129)	(33,311,778)
Decrease in net assets resulting from
operations	(57,531,392)	(31,806,504)

Dividends to stockholders from net investment income:
Auction market preferred stock	(1,278,982)	(3,135,016)
Common stock	0	(684,288)
	(1,278,982)	(3,819,304)

Dividends to stockholders from net realized gains:
Auction market preferred stock	0	0
	0	0

Increase (decrease) from capital transactions:
Issuance of common stock	0	0
Additional Paid-in-capital	684,288	144,568,245
Distribution of capital to common stockholder	0	0
	684,288	144,568,245
Total increase (decrease) in net assets	(58,126,085)	108,942,437

Net assets:
Beginning of period	271,149,742	162,207,305

End of period	$213,023,657	$271,149,742

See accompanying notes
3

SELECT ASSET FUND III

Notes to the Financial Statements

June 30, 2002

(Unaudited)

1. Organization and Significant Accounting Policies

The Select Asset Fund III (the "Fund") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund commenced investment operations on August 24, 2000.

The Fund's objective is long-term capital appreciation with income as a secondary objective. The Fund's investments consist primarily of common stocks of large and medium capitalization U.S. companies. The Fund's investment portfolio must conform to certain rating agency asset coverage tests so long as the Fund has preferred stock outstanding.

On July 31, 2001 the Fund received securities with an aggregate fair value of $62,406,638.53 and $82 million in cash from a collective trust fund for employee benefit plans as additional paid in capital. On August 3, 2001, the Fund issued an additional $100 million of AMPS. The Fund purchased $182 million in portfolio securities from the proceeds of the sale of the Series B AMPS and the cash contribution from the common stockholder.

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Security Valuation

Investments in securities traded on a national securities exchange (or reported on the Nasdaq National Market) are valued at the last reported sales price on the primary exchange. Investments with maturities less than 60 days are valued at amortized cost which approximates fair value.

Security Transactions

Security transactions are accounted for on a trade date plus one business day basis which does not differ materially from a trade date basis. The cost of securities sold is determined using the identified cost method. Dividend income is recorded on ex-dividend date and interest income is recorded on the accrual basis.

Federal Income Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute its taxable income to stockholders. Therefore, no provision for Federal income tax is required.

Distribution of Income and Gains

The Fund distributes substantially all of its taxable income in excess of the dividends paid to the preferred stockholders to the common stockholder. Dividends to the common stockholder are declared and paid at least annually. Net capital gains, if any, are generally distributed annually.

The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Amounts distributed in excess of taxable income and net realized capital gains, if any, are considered a return of capital.

1. Organization and Significant Accounting Policies (continued)

Use of Estimates

Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

2. Related Party Transactions

A collective trust fund for employee benefit plans is the sole common stockholder of the Fund. Certain officers and trustees of the Fund are affiliated with the common stockholder. The President and Chief Executive Officer of the Fund received $10,000 in compensation during both 2002 and 2001. No fees or expenses were paid to the affiliated officers and trustees.

Comerica Bank serves as both custodian and administrator for the Fund and receives a fee based on a percentage of net assets outstanding. An affiliate of Comerica Bank serves as investment advisor to the Fund. The annual investment management fee, which has been waived by the investment manager for 2002 and 2001, is 0.005% of average equity investments. The administration and management fees are calculated and accrued on a monthly basis and generally paid on a quarterly basis.

Dividends to the common stockholder were $0 and $684,288 for the period from January 1, 2002 to June 30, 2002 and the year ended December 31, 2001, respectively.

3. Investment Transactions

The aggregate cost of securities purchased and the aggregate proceeds of securities sold excluding short-term securities, for the period from January 1, 2001 to June 30, 2002 were $5,496,111 and $5,012,194, respectively.

As of June 30, 2002, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were $22,939,909 and $121,923,616, respectively.

4. Auction Market Preferred Stock

The Fund had outstanding at June 30, 2002, 600 shares of Series A Auction Market Preferred Stock and 1,000 shares of Series B Auction Market Preferred Stock. The AMPS rates in effect on June 30, 2002 were 1.59% and 1.55%, respectively.

Each series of AMPS is redeemable at the option of the Fund in whole, but not in part, at a price of $100,000 per share plus accumulated and unpaid dividends. Dividends are cumulative from the date of original issue and are paid every 49 days at a rate set through Dutch Auction. The Fund is subject to certain asset coverage tests, and the AMPS are subject to mandatory redemption if the tests are not met and not cured in three business days.

In addition, the AMPS are subject to mandatory redemption if the Fund ceases to qualify as a regulated investment company or if Merrill Lynch, Pierce, Fenner & Smith Incorporated ceases to be the broker dealer. The liquidation value under mandatory redemption of the AMPS is $100,000 per share plus accumulated and unpaid dividends.

5. Notes Payable

As of June 30, 2002, the Fund had $367,500 of principal notes outstanding to investors. The notes are due on August 24, 2025, bear interest at a floating rate. The interest rate, which resets annually, is set at the one-year U.S. Treasury bill rate plus 4.00%. As of June 30, 2002, the Fund was paying interest at 6.57% per annum.

6. Other Matters

The Financial Accounting Standards Board's Emerging Issues Task Force issued EITF D-98 in July 2001. EITF D-98 requires preferred stock with mandatory redemption provisions upon the occurrence of certain events to be classified outside of net assets and that information presented for all years comply with its provisions. Accordingly, the financial information, including financial highlights, for 2000 were restated to reflect adoption of this standard.

7. Subsequent Events

The Fund's Required Asset Coverage ratios fell below 105% on July 23, 2002 after a significant decline in the market value of its investment portfolio on that date. The terms of the Fund's private placement memoranda for the Series A and the Series B AMPS required the Fund to report this event to Standard and Poor's Ratings Service and Moody's Investors Services, Inc. If either the Standard and Poor's or the Moody's Required Asset Coverage ratios had dropped below 100%, a mandatory redemption would have been triggered. The Fund also dropped below the SEC equity to debt ratio of two to one on that date.

On July 23, 2002, the Fund received $60 million in cash from the common stockholder as additional paid in capital and redeemed the $60 million of outstanding Series A AMPS at par plus accumulated and unpaid dividends. The optional redemption of the Series A AMPS remedied the reporting event to Standard and Poor's Ratings Service and Moody's Investors Services, Inc. discussed above.

SELECT ASSET FUND III

Financial Highlights

	For the six
	months ended
	June 30, 2002
	(Unaudited)	2001	2000 (3)

For a share of common stock outstanding
throughout the period:
Net asset value, beginning of period	11.73	7.02	0.00
Net investment income	0.11	0.17	0.04
Net realized and unrealized gains
(losses) on investments	(2.60)	(1.55)	(0.50)
Total from investment operations	(2.49)	(1.38)	(0.46)
Capital contribution	0.03	6.26	10.11
Less distributions from net investment income:
Common stock equivalent of dividends
paid to AMPS holders	(0.05)	(0.14)	(0.03)
Dividends paid to common shareholders	0.00	(0.03)	(0.01)
Less distributions from net realized gains:
Common stock equivalent of dividends
paid to AMPS holders	0.00	0.00	0.00
Dividends paid to common shareholders	0.00	0.00	0.01
Less distributions from paid-in capital:
Return of capital to common stockholder	0.00	0.00	(2.60)
Total distributions	(0.05)	(0.17)	(2.63)
Net asset value, end of period	$9.22	$11.73	$7.02
Total investment return	-15.50%	-19.61%	-3.80%	(2)
Ratios/supplemental data:
Net assets at end of period (000s)	213,024	271,150	162,207
Average net assets (000s)	249,013	194,876	177,922
Ratio of expenses to average net assets
applicable to common stock (1)	0.14%	0.30%	0.11%
Ratio of net investment income to average net
assets applicable to common stock (1)	0.52%	0.35%	0.09%
Portfolio turnover	1.22%	1.11%	1.01%

Asset coverage per AMPS share
end of period	133,140	169,469	270,346
AMPS shares outstanding	1,600	1,600	600
Asset coverage for notes payable,
end of period	57,966%	71,449%	42,742%
Notes payable, end of period	367,500	379,500	379,500

(1)	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred stock relative to the average net assets of the common stockholder. Ratios do not reflect the effect of dividend payments to AMPS holders.
(2)	Total investment return for the period, not annualized.
(3)	For the period from August 24, 2000 (commencement of operations) to December 31, 2000.

See accompanying notes to financial statements.
7

SELECT ASSET FUND III

Portfolio of Investments

June 30, 2002

(Unaudited)

No. of

Shares Market Value

COMMON STOCK

AUTOMOBILES & COMPONENTS 1.20%

AUTO COMPONENTS

3,100 COOPER TIRE & RUBBER 63,705.00

6,300 DANA CORP 116,739.00

23,900 DELPHI AUTOMOTIVE SYSTEMS 315,480.00

6,900 GOODYEAR TIRE & RUBBER CO 129,099.00

3,800 JOHNSON CONTROLS INC 310,118.00

5,400 TRW INC 307,692.00

5,600 VISTEON CORP 79,520.00

AUTOMOBILES

77,068 FORD MOTOR CO 1,233,088.00

23,900 GENERAL MOTORS CORP 1,277,455.00

12,900 HARLEY DAVIDSON INC 661,383.00

TOTAL AUTOMOBILES & COMPONENTS $4,494,279.00

BANKS 7.45%

BANKS

15,400 AMSOUTH BANCORP 344,652.00

65,500 BANK OF AMERICA CORP 4,608,580.00

31,000 BANK OF NEW YORK INC 1,046,250.00

49,900 BANK ONE CORP 1,920,152.00

20,400 BB&T CORP 787,440.00

9,519 CHARTER ONE FINANCIAL INC 327,263.22

25,064 FIFTH THIRD BANCORP 1,670,515.60

5,400 FIRST TENNESSEE NATIONAL CORP 206,820.00

44,488 FLEET BOSTON FINANCIAL CORP 1,439,186.80

6,600 GOLDEN WEST FINANCIAL CORP 453,948.00

10,500 HUNTINGTON BANCSHARES INC 203,910.00

18,100 KEYCORP 494,130.00

9,000 MARSHALL & ILSLEY CORP 278,370.00

18,800 MELLON FINANCIAL CORP 590,884.00

25,900 NATIONAL CITY CORP 861,175.00

9,400 NORTHERN TRUST CO 414,164.00

12,100 PNC FINANCIAL CORP 632,588.00

9,800 REGIONS FINANCIAL CORP 344,470.00

14,700 SOUTHTRUST CORP 383,964.00

12,200 SUNTRUST BANKS INC 826,184.00

12,600 SYNOVUS FINANCIAL CORP 346,752.00

8,600 UNION PLANTERS CORP 278,382.00

81,361 US BANCORP 1,899,779.35

58,200 WACHOVIA CORP 2,222,076.00

37,350 WASHINGTON MUTUAL INC 1,386,058.50

72,800 WELLS FARGO CO 3,644,368.00

3,900 ZIONS BANCORP 203,190.00

1 (continued)

SELECT ASSET FUND III

Portfolio of Investments

June 30, 2002

(Unaudited)

No. of

Shares Market Value

TOTAL BANKS $27,815,252.47

CAPITAL GOODS 8.01%

AEROSPACE/DEFENSE & DEFENSE

35,700 BOEING CO 1,606,500.00

8,600 GENERAL DYNAMICS CORP 914,610.00

4,300 GOODRICH B F CO 117,476.00

34,800 HONEYWELL INTERNATIONAL INC 1,226,004.00

19,200 LOCKHEED MARTIN CORP 1,334,400.00

3,600 NORTHROP GRUMMAN CORP 450,000.00

16,900 RAYTHEON CO 688,675.00

7,800 ROCKWELL COLLINS 213,876.00

20,100 UNITED TECHNOLOGIES CORP 1,364,790.00

BUILDING PRODUCTS

1,100 AMERICAN STANDARD COS INC 82,610.00

2,500 CRANE CO 63,450.00

20,600 MASCO CORP 558,466.00

CONSTRUCTION & ENGINEERING

3,400 FLUOR CORP 132,430.00

ELECTRICAL EQUIPMENT

8,300 AMERICAN POWER CONVERSON 104,829.00

4,000 COOPER INDUSTRIES INC 157,200.00

17,900 EMERSON ELECTRIC CO 957,829.00

8,200 MOLEX INC 274,946.00

3,400 POWER-ONE INC 21,148.00

7,900 ROCKWELL INTERNATIONAL CORP 157,842.00

2,500 THOMAS AND BETTS CORP 46,500.00

INDUSTRIAL CONGLOMERATES

16,600 3M CO 2,041,800.00

422,700 GENERAL ELECTRIC CORP 12,279,435.00

6,000 TEXTRON INC 281,400.00

MACHINERY

14,600 CATERPILLAR INC 714,670.00

1,800 CUMMINS ENGINE INC 59,580.00

6,400 DANAHER CORP 424,640.00

10,100 DEERE & CO 483,790.00

8,600 DOVER CORP 301,000.00

3,000 EATON CORP 218,250.00

13,000 ILLINOIS TOOL WORKS INC 887,900.00

7,200 INGERSOLL-RAND CO 328,752.00

3,900 ITT INDUSTRIES INC 275,340.00

2,600 NAVISTAR INTERNATIONAL CORP 83,200.00

4,950 PACCAR INC 219,730.50

5,200 PALL CORP 107,900.00

2 (continued)

SELECT ASSET FUND III

Portfolio of Investments

June 30, 2002

(Unaudited)

No. of

Shares Market Value

5,000 PARKER HANNIFIN CORP 238,950.00

TRADING COMPANIES & DISTRIBUTORS

7,400 GENUINE PARTS CO 258,038.00

4,000 GRAINGER W W INC 200,400.00

TOTAL CAPITAL GOODS $29,878,356.50

COMMERCIAL SERVICES & SUPPLIES 2.15%

COMMERCIAL SERVICES & SUPPLIES

8,400 ALLIED WASTE INDUSTRIES INC 80,640.00

7,300 APOLLO GROUP INC CL A 287,766.00

26,400 AUTOMATIC DATA PROCESSING 1,149,720.00

4,700 AVERY DENNISON CORP 294,925.00

7,800 BLOCK H & R INC 359,970.00

37,000 CENDANT CORP 587,560.00

7,200 CINTAS CORP 355,896.00

21,700 CONCORD EFS INC 654,038.00

7,400 CONVERGYS CORP 144,152.00

2,700 DE LUXE CORP 105,003.00

4,800 DONNELLEY R R & SONS 132,240.00

80 ENPRO INDUSTRIES INC 420.00

6,200 EQUIFAX INC 167,400.00

32,500 FIRST DATA CORP 1,209,000.00

8,150 FISERV INC 299,186.50

12,300 IMS HEALTH INC 220,785.00

16,000 PAYCHEX INC 500,640.00

10,200 PITNEY BOWES INC 405,144.00

7,500 ROBERT HALF INTERNATIONAL INC 174,750.00

6,100 SABRE GROUP HOLDINGS INC 218,380.00

26,300 WASTE MANAGEMENT INC 685,115.00

TOTAL COMMERCIAL SERVICES & SUPPLIES $8,032,730.50

CONSUMER DURABLES & APPAREL 1.11%

HOUSEHOLD DURABLES

2,800 AMERICAN GREETINGS CL A 46,648.00

3,400 BLACK & DECKER CORP 163,880.00

2,600 CENTEX CORP 150,254.00

6,400 FORTUNE BRANDS INC 358,400.00

2,200 KB HOME 113,322.00

8,300 LEGGETT & PLATT INC 194,220.00

3,300 MAYTAG CO 140,745.00

11,400 NEWELL RUBBERMAID INC 399,684.00

2,600 PULTE CORP 149,448.00

2,500 SNAP ON TOOLS CORP 74,225.00

3,600 STANLEY WORKS 147,636.00

2,500 TUPPERWARE CORP 51,975.00

2,900 WHIRLPOOL CORP 189,544.00

3 (continued)

SELECT ASSET FUND III

Portfolio of Investments

June 30, 2002

(Unaudited)

No. of

Shares Market Value

LEISURE EQUIPMENT & PRODUCTS

3,800 BRUNSWICK CORP 106,400.00

12,400 EASTMAN KODAK CO 361,708.00

7,400 HASBRO INC 100,344.00

18,600 MATTEL INC 392,088.00

TEXTILES & APPAREL

4,500 LIZ CLAIBORNE INC 143,100.00

11,400 NIKE INC CL B 611,610.00

2,500 REEBOK INTERNATIONAL LTD 73,750.00

4,700 V F CORP 184,287.00

TOTAL CONSUMER DURABLES & APPAREL $4,153,268.00

DIVERSIFIED FINANCIALS 7.82%

DIVERSIFIED FINANCIALS

4,500 AMBAC INC 302,400.00

56,600 AMERICAN EXPRESS CO 2,055,712.00

4,200 BEAR STEARNS COS INC 257,040.00

9,400 CAPITAL ONE FINANCIAL CORP 573,870.00

218,913 CITIGROUP INC 8,482,878.75

5,300 COUNTRYWIDE CREDIT INC 255,725.00

29,600 FEDERAL HOME LOAN MORTGAGE CORP 1,811,520.00

42,400 FEDERAL NATIONAL MORTGAGE ASSOCIATION 3,127,000.00

11,100 FRANKLIN RESOURCES INC 473,304.00

19,400 HOUSEHOLD INTERNATIONAL CORP 964,180.00

84,710 JP MORGAN CHASE & CO 2,873,363.20

10,400 LEHMAN BROTHERS HOLDINGS INC 650,208.00

36,200 MBNA CORP 1,197,134.00

36,700 MERRILL LYNCH & CO 1,486,350.00

6,600 MOODYS CORP 328,350.00

46,900 MORGAN STANLEY DEAN WITTER & CO 2,020,452.00

5,300 PRICE T ROWE GROUP INC 174,264.00

12,300 PROVIDIAN FINANCIAL CORP 72,324.00

58,300 SCHWAB CHARLES CORP 652,960.00

6,600 SLM CORP 639,540.00

13,800 STATE STREET CORP 616,860.00

9,500 STILWELL FINANCIAL INC 172,900.00

TOTAL DIVERSIFIED FINANCIALS $29,188,334.95

ENERGY 6.21%

ENERGY EQUIPMENT & SERVICES

14,300 BAKER HUGHES INC 476,047.00

6,700 BJ SERVICES CO 226,996.00

18,500 HALLIBURTON CO 294,890.00

6,100 NABORS INDUSTRIES LTD 215,330.00

5,700 NOBLE CORP. 220,020.00

4 (continued)

SELECT ASSET FUND III

Portfolio of Investments

June 30, 2002

(Unaudited)

No. of

Shares Market Value

4,000 ROWAN COS INC 85,800.00

13,600 TRANSOCEAN SEDCO FOREX INC 423,640.00

OIL & GAS

3,800 AMERADA HESS CORP 313,500.00

10,600 ANADARKO PETROLEUM CORP 522,580.00

6,130 APACHE CORP 352,352.40

3,000 ASHLAND INC 121,500.00

8,600 BURLINGTON RESOURCES INC 326,800.00

45,395 CHEVRONTEXACO CORP 4,017,457.50

26,700 CONOCO INC 742,260.00

6,609 DEVON ENERGY CORP 325,691.52

4,900 EOG RESOURCES INC 194,530.00

288,500 EXXON MOBIL CORP 11,805,420.00

4,300 KERR MCGEE CORP 230,265.00

13,200 MARATHON OIL CORP 357,984.00

15,900 OCCIDENTAL PETROLEUM CORP 476,841.00

16,280 PHILLIPS PETROLEUM CO 958,566.40

3,200 SUNOCO INC 114,016.00

10,400 UNOCAL CORP 384,176.00

TOTAL ENERGY $23,186,662.82

FOOD & DRUG RETAILING 1.34%

FOOD & DRUG RETAILING

17,300 ALBERTSONS INC 526,958.00

16,700 CVS CORP 511,020.00

33,800 KROGER CO 672,620.00

20,600 SAFEWAY INC 601,314.00

5,700 SUPERVALUE INC 139,821.00

28,200 SYSCO CORP 767,604.00

43,500 WALGREEN CO 1,680,405.00

6,000 WINN-DIXIE STORES INC 93,540.00

TOTAL FOOD & DRUG RETAILING $4,993,282.00

FOOD BEVERAGE & TOBACCO 5.81%

BEVERAGES

37,300 ANHEUSER BUSCH COS 1,865,000.00

2,900 BROWN FORMAN INC CL B 200,100.00

105,700 COCA COLA CO 5,919,200.00

19,000 COCA COLA ENTERPRISES INC 419,520.00

1,500 COORS ADOLPH CO CL B 93,450.00

12,000 PEPSI BOTTLING GROUP INC 369,600.00

75,180 PEPSICO INC 3,623,676.00

FOOD PRODUCTS

27,745 ARCHER DANIELS MIDLAND CO 354,858.55

17,400 CAMPBELL SOUP CO 481,284.00

5 (continued)

SELECT ASSET FUND III

Portfolio of Investments

June 30, 2002

(Unaudited)

No. of

Shares Market Value

22,900 CONAGRA INC 633,185.00

15,600 GENERAL MILLS INC 687,648.00

14,900 HEINZ H J CO 612,390.00

5,800 HERSHEY FOODS CORP 362,500.00

2 JM SMUCKER CO 68.26

17,400 KELLOGG CO 623,964.00

33,400 SARA LEE CORP 689,376.00

9,600 WRIGLEY WILLIAM JR CO 531,360.00

TOBACCO

91,000 PHILIP MORRIS CO INC 3,974,880.00

7,200 UST INC 244,800.00

TOTAL FOOD BEVERAGE & TOBACCO $21,686,859.81

HEALTH CARE EQUIPMENT & SERVICES 3.48%

HEALTH CARE EQUIPMENT & SUPPLIES

9,000 APPLEREA CORP-APPLIED BIOSYS 175,410.00

2,200 BARD C R INC 124,476.00

2,300 BAUSCH & LOMB INC 77,855.00

25,600 BAXTER INTERNATIONAL INC 1,137,920.00

11,000 BECTON DICKINSON & CO 378,950.00

11,375 BIOMET INC 308,490.00

17,300 BOSTON SCIENTIFIC CORP 507,236.00

13,000 GUIDANT CORP 392,990.00

51,600 MEDTRONIC INC 2,211,060.00

3,700 ST. JUDE MEDICAL INC 273,245.00

8,400 STRYKER CORP 449,484.00

8,270 ZIMMER HLDGS INC 294,908.20

HEALTH CARE PROVIDERS & SERVICES

6,200 AETNA US HEALTHCARE 297,414.00

19,200 CARDINAL HEALTH INC 1,179,072.00

6,000 CIGNA CORP 584,520.00

21,900 HCA - THE HEALTHCARE COMPANY 1,040,250.00

16,700 HEALTHSOUTH CORP 213,593.00

7,200 HUMANA INC 112,536.00

4,300 MANOR CARE INC 98,900.00

12,200 MCKESSON HBOC INC 398,940.00

5,000 QUINTILES TRANSNATIONAL CORP 62,450.00

13,900 TENET HEALTHCARE CORP 994,545.00

13,100 UNITEDHEALTH GROUP INC 1,199,305.00

6,200 WELLPOINT HEALTH NETWORKS 482,422.00

TOTAL HEALTH CARE EQUIPMENT & SERVICES $12,995,971.20

HOTELS RESTAURANTS & LEISURE 1.03%

HOTELS RESTAURANTS & LEISURE

7,400 DARDEN RESTAURANTS INC 182,780.00

6 (continued)

SELECT ASSET FUND III

Portfolio of Investments

June 30, 2002

(Unaudited)

No. of

Shares Market Value

4,900 HARRAHS ENTERTAINMENT INC 217,315.00

15,800 HILTON HOTELS CORP 219,620.00

600 INTERNATIONAL GAME TECHNOLOGY 34,020.00

10,300 MARRIOTT INTERNATIONAL CL A 391,915.00

54,100 MCDONALDS CORP 1,539,145.00

16,400 STARBUCKS CORP 407,540.00

8,500 STARWOOD HOTELS & RESORTS 279,565.00

4,900 WENDYS INTERNATIONAL INC 195,167.00

12,600 YUM! BRANDS INC 368,550.00

TOTAL HOTELS RESTAURANTS & LEISURE $3,835,617.00

HOUSEHOLD & PERSONAL PRODUCTS 2.69%

HOUSEHOLD PRODUCTS

9,800 CLOROX CO 405,230.00

23,300 COLGATE PALMOLIVE CO 1,166,165.00

22,100 KIMBERLY CLARK CORP 1,370,200.00

55,300 PROCTER & GAMBLE CO 4,938,290.00

PERSONAL PRODUCTS

2,500 ALBERTO CULVER CO CL B 119,500.00

10,100 AVON PRODUCTS INC 527,624.00

45,000 GILLETTE CO 1,524,150.00

TOTAL HOUSEHOLD & PERSONAL PRODUCTS $10,051,159.00

INSURANCE 4.60%

INSURANCE

8,800 ACE LTD ORD 278,080.00

22,000 AFLAC INC 704,000.00

30,200 ALLSTATE CORP 1,116,796.00

111,132 AMERICAN INTERNATIONAL GROUP 7,582,536.36

11,600 AON CORP 341,968.00

7,300 CHUBB CORP 516,840.00

6,900 CINCINNATI FINANCIAL CORP 321,057.00

14,700 CONSECO INC 29,400.00

10,500 HARTFORD FINANCIAL SERVICES GROUP INC 624,435.00

6,350 JEFFERSON PILOT CORP 298,450.00

12,500 JOHN HANCOCK FINANCIALSERVICES INC 440,000.00

8,000 LINCOLN NATIONAL CORP 336,000.00

8,000 LOEWS CORP 423,920.00

11,600 MARSH & MCLENNAN COS INC 1,120,560.00

6,300 MBIA INC 356,139.00

30,000 METLIFE 864,000.00

4,500 MGIC INVESTMENT CORP 305,100.00

9,400 PROGRESSIVE CORP 543,790.00

5,400 SAFECO CORP 166,806.00

8,900 ST. PAUL COS INC 346,388.00

5,200 TORCHMARK CORP 198,640.00

7 (continued)

SELECT ASSET FUND III

Portfolio of Investments

June 30, 2002

(Unaudited)

No. of

Shares Market Value

10,300 UNUMPROVIDENT CORP 262,135.00

TOTAL INSURANCE $17,177,040.36

MATERIALS 3.05%

CHEMICALS

9,700 AIR PRODUCTS & CHEMICALS INC 489,559.00

38,599 DOW CHEMICAL CO 1,327,033.62

42,200 DUPONT DE NEMOURS & CO 1,873,680.00

3,300 EASTMAN CHEMICAL 154,770.00

5,500 ECOLAB INC 254,265.00

5,500 ENGLEHARD CORP 155,760.00

2,100 GREAT LAKES CHEMICAL CORP 55,629.00

4,600 HERCULES INC 53,360.00

4,000 INTERNATIONAL FLAVORS & FRAGRANCES 129,960.00

7,200 PPG INDUSTRIES INC 445,680.00

6,900 PRAXAIR INC 393,093.00

9,400 ROHM & HAAS CO 380,606.00

3,100 SIGMA-ALDRICH CORP 155,465.00

CONSTRUCTION MATERIALS

4,300 VULCAN MATERIALS CO 188,340.00

CONTAINERS & PACKAGING

2,400 BALL CORP 99,552.00

2,300 BEMIS CO 109,250.00

6,700 PACTIV CORP 159,460.00

3,600 SEALED AIR CORP 144,972.00

2,300 TEMPLE INLAND INC 133,078.00

METALS & MINING

36,000 ALCOA INC 1,193,400.00

3,400 ALLEGHENY TECHNOLOGIES INC 53,720.00

6,100 FREEPORT-MCMORAN COPPER CL B 108,885.00

16,650 NEWMONT MINING CORP 438,394.50

3,300 NUCOR CORP 214,632.00

3,400 PHELPS DODGE CORP 140,080.00

4,300 UNITED STATES STEEL CORP 85,527.00

3,600 WORTHINGTON INDUSTRIES INC 65,160.00

PAPER & FOREST PRODUCTS

2,500 BOISE CASCADE CORP 86,325.00

9,753 GEORGIA PACIFIC CORP 239,728.74

20,500 INTERNATIONAL PAPER CO 893,390.00

4,400 LOUISIANA PACIFIC CORP 46,596.00

8,471 MEADWESTVACO CORP 284,286.76

7,900 PLUM CREEK TIMBER CO. 242,530.00

9,300 WEYERHAEUSER CO 593,805.00

8 (continued)

SELECT ASSET FUND III

Portfolio of Investments

June 30, 2002

(Unaudited)

No. of

Shares Market Value

TOTAL MATERIALS $11,389,972.62

MEDIA 3.60%

MEDIA

189,400 AOL TIME WARNER 2,786,074.00

26,065 CLEAR CHANNEL COMMUNICATIONS INC 834,601.30

40,200 COMCAST CORP CL A 958,368.00

86,800 DISNEY WALT CO 1,640,520.00

3,600 DOW JONES & CO 174,420.00

11,300 GANNETT CO INC 857,670.00

16,300 INTERPUBLIC GROUP COS INC 403,588.00

3,500 KNIGHT-RIDDER INC 220,325.00

8,300 MCGRAW-HILL COS INC 495,510.00

2,100 MEREDITH CORP 80,535.00

6,400 NEW YORK TIMES CO CL A 329,600.00

8,000 OMNICOM GROUP INC 366,400.00

4,700 TMP WORLDWIDE INC 101,050.00

12,800 TRIBUNE CO 556,800.00

8,900 UNIVISION COMMUNICATIONS INC 279,460.00

75,200 VIACOM INC CL B 3,336,624.00

TOTAL MEDIA $13,421,545.30

PHARMACEUTICALS & BIOTECHNOLOGY 10.33%

BIOTECHNOLOGY

44,200 AMGEN INC 1,851,096.00

6,300 BIOGEN INC 261,009.00

8,100 CHIRON CORP 286,335.00

9,100 MEDIMMUNE INC 240,240.00

56,400 WYETH 2,887,680.00

PHARMACEUTICALS

66,400 ABBOT LABORATORIES 2,499,960.00

5,500 ALLERGAN INC 367,125.00

82,500 BRISTOL MYERS SQUIBB CO 2,120,250.00

7,600 FOREST LABS 538,080.00

128,080 JOHNSON & JOHNSON 6,693,460.80

10,566 KING PHARMACEUTICALS INC 235,093.50

47,800 LILLY ELI & CO 2,695,920.00

96,400 MERCK & CO INC 4,881,696.00

265,600 PFIZER INC 9,296,000.00

55,000 PHARMACIA CORP 2,059,750.00

62,400 SCHERING PLOUGH 1,535,040.00

4,500 WATSON PHARMACEUTICALS INC 113,715.00

TOTAL PHARMACEUTICALS & BIOTECHNOLOGY $38,562,450.30

REAL ESTATE 0.22%

9 (continued)

SELECT ASSET FUND III

Portfolio of Investments

June 30, 2002

(Unaudited)

No. of

Shares Market Value

REAL ESTATE

17,700 EQUITY OFFICE PPTYS TR 532,770.00

7,500 SIMON PROPERTY GROUP INC 276,300.00

TOTAL REAL ESTATE $809,070.00

RETAILING 6.89%

MULTILINE RETAIL

4,900 BIG LOTS INC 96,432.00

19,300 COSTCO WHOLESALE CORP 745,366.00

3,600 DILLARDS INC CL A 94,644.00

14,200 DOLLAR GENERAL 270,226.00

7,400 FAMILY DOLLAR STORES 260,850.00

8,600 FEDERATED DEPARTMENT STORES INC 341,420.00

14,300 KOHLS CORP 1,002,144.00

12,200 MAY DEPARTMENT STORES CO 401,746.00

5,700 NORDSTROM INC 129,105.00

11,400 PENNEY JC INC 251,028.00

13,400 SEARS ROEBUCK & CO 727,620.00

38,600 TARGET CORP 1,470,660.00

189,200 WAL MART STORES INC 10,407,892.00

SPECIALTY RETAIL

4,500 AUTOZONE INC 347,850.00

12,400 BED BATH & BEYOND INC 467,976.00

13,650 BEST BUY INC 495,495.00

8,900 CIRCUIT CITY STORES 166,875.00

36,900 GAP INC 523,980.00

100,200 HOME DEPOT 3,680,346.00

22,100 LIMITED INC 470,730.00

33,000 LOWES COS 1,498,200.00

13,100 OFFICE DEPOT INC 220,080.00

7,400 RADIOSHACK CORP 222,444.00

6,500 SHERWIN WILLIAMS CO 194,545.00

19,900 STAPLES INC 392,030.00

6,200 TIFFANY & CO 218,240.00

23,000 TJX COS INC 451,030.00

9,000 TOYS R US 157,230.00

TOTAL RETAILING $25,706,184.00

SOFTWARE & SERVICES 5.08%

INTERNET SOFTWARE & SERVICES

25,400 YAHOO INC 374,904.00

IT CONSULTING & SERVICES

7,300 COMPUTER SCIENCES CORP 348,940.00

20,400 ELECTRONIC DATA SYSTEMS CORP 757,860.00

10 (continued)

SELECT ASSET FUND III

Portfolio of Investments

June 30, 2002

(Unaudited)

No. of

Shares Market Value

13,700 UNISYS CORP 123,300.00

SOFTWARE

10,200 ADOBE SYSTEMS INC 290,700.00

4,900 AUTODESK INC 64,925.00

10,300 BMC SOFTWARE INC 170,980.00

7,700 CITRIX SYSTEMS INC 46,508.00

24,600 COMPUTER ASSOCIATES INTERNATIONAL INC 390,894.00

15,900 COMPUWARE CORP 96,513.00

9,000 INTUIT INC 447,480.00

3,600 MERCURY INTERACTIVE CORP 82,656.00

229,800 MICROSOFT CORP 12,570,060.00

15,400 NOVELL INC 49,434.00

233,600 ORACLE CORP 2,212,192.00

11,100 PARAMETRIC TECHNOLOGY CORP 38,073.00

13,200 PEOPLESOFT INC 196,416.00

6,000 RATIONAL SOFTWARE CORP 49,260.00

20,100 SIEBEL SYSTEMS 285,822.00

17,400 VERITAS SOFTWARE CO 344,346.00

TOTAL SOFTWARE & SERVICES $18,941,263.00

TECHNOLOGY HARDWARE & EQUIPMENT 7.07%

COMPUTERS & PERIPHERALS

15,100 APPLE COMPUTER INC 267,572.00

110,400 DELL COMPUTER CORP 2,885,856.00

94,600 EMC CORP 714,230.00

13,800 GATEWAY INC 61,272.00

128,393 HEWLETT PACKARD CO 1,961,845.04

72,800 IBM CORP 5,241,600.00

5,500 LEXMARK INTERNATIONAL GROUP INC CL A 299,200.00

4,200 NCR CORP 145,320.00

14,200 NETWORK APPLIANCE INC 176,648.00

24,600 PALM INC 43,296.00

138,100 SUN MICROSYSTEMS 691,881.00

ELECTRONIC EQUIPMENT & INSTRUMENTS

19,700 AGILENT TECHNOLOGIES INC 465,905.00

8,400 JABIL CIRCUIT INC 177,324.00

2,100 MILLIPORE CORP 67,158.00

5,300 PERKINELMER INC 58,565.00

13,600 SANMINA CORP 85,816.00

28,500 SOLECTRON CORP 175,275.00

9,800 SYMBOL TECHNOLOGIES 83,300.00

3,900 TEKTRONIX INC 72,969.00

7,300 THERMO ELECTRON CORP 120,450.00

5,600 WATERS CORP 149,520.00

SEMICONDUCTOR EQUIPMENT & PRODUCTS

14,500 ADVANCED MICRO DEVICES 140,940.00

11 (continued)

SELECT ASSET FUND III

Portfolio of Investments

June 30, 2002

(Unaudited)

No. of

Shares Market Value

16,300 ALTERA CORP 221,680.00

15,500 ANALOG DEVICES INC 460,350.00

69,700 APPLIED MATERIALS INC 1,325,694.00

12,700 APPLIED MICRO CIRCUITS CORP 60,071.00

11,400 BROADCOM CORP 199,956.00

284,400 INTEL CORP 5,195,988.00

8,000 KLA INSTRUMENTS CORP 351,920.00

13,500 LINEAR TECHNOLOGY CORP 424,305.00

15,700 LSI LOGIC CORP 137,375.00

13,712 MAXIM INTEGRATED PRODUCTS 525,580.96

25,600 MICRON TECHNOLGY INC 517,632.00

7,600 NATIONAL SEMICONDUCTOR CORP 221,692.00

6,200 NOVELLUS SYSTEMS INC 210,800.00

4,000 QLOGIC CORP 152,400.00

7,800 TERADYNE INC 183,300.00

73,800 TEXAS INSTRUMENTS 1,749,060.00

8,500 VITESSE SEMICONDUCTOR CORP 26,435.00

14,300 XILINK INC 320,749.00

TOTAL TECHNOLOGY HARDWARE & EQUIPMENT $26,370,930.00

TECHNOLOGY HARDWARE & TOOLS & 2.11%

COMMUNICATIONS EQUIPMENT

33,800 ADC TELECOMMUNICATIONS INC 77,402.00

67 AGERE SYSTEMS INC CL A 93.80

67 AGERE SYSTEMS INC CL B W/I 100.50

3,500 ANDREW CORP 50,155.00

15,341 AVAYA INC 75,937.95

311,400 CISCO SYSTEMS INC 4,344,030.00

7,900 COMVERSE TECHNOLOGY INC 73,154.00

40,400 CORNING INC 143,420.00

57,900 JDS UNIPHASE CORP 154,593.00

145,800 LUCENT TECHNOLOGIES INC 242,028.00

96,600 MOTOROLA INC 1,392,972.00

32,700 QUALCOMM INC 898,923.00

6,700 SCIENTIFIC ATLANTA 110,215.00

17,500 TELLABS INC 108,500.00

OFFICE ELECTRONICS

30,600 XEROX CORP 213,282.00

TOTAL TECHNOLOGY HARDWARE & TOOLS & $7,884,806.25

TELECOMMUNICATION SERVICES 4.17%

DIVERSIFIED TELECOMMUNICATION

150,500 A T & T CORP 1,610,350.00

13,200 ALLTEL CORP 620,400.00

79,700 BELLSOUTH CORP 2,510,550.00

6,000 CENTURYTEL INC 177,000.00

12 (continued)

SELECT ASSET FUND III

Portfolio of Investments

June 30, 2002

(Unaudited)

No. of

Shares Market Value

12,000 CITIZENS COMMUNICATIONS CO 100,320.00

71,300 QWEST COMMUNICATIONS INTERNATIONAL 199,640.00

142,100 SBC COMMUNICATIONS INC 4,334,050.00

37,900 SPRINT CORP 402,119.00

115,800 VERIZON COMMUNICATIONS 4,649,370.00

WIRELESS TELECOMMUNICATION SERVICES

115,117 AT&T WIRELESS SERVICES 673,434.45

34,700 NEXTEL COMMUNICATIONS INC CL A 111,387.00

42,200 SPRINT CORP PCS GROUP 188,634.00

TOTAL TELECOMMUNICATION SERVICES $15,577,254.45

TRANSPORTATION 0.90%

AIR FREIGHT & COURIERS

12,700 FEDEX CORP 678,180.00

AIRLINES

6,600 AMR CORP 111,276.00

5,200 DELTA AIR LINES INC 104,000.00

32,850 SOUTHWEST AIRLINES CO 530,856.00

ROAD & RAIL

16,300 BURLINGTON NORTHERN SANTA FE 489,000.00

9,000 CSX CORP 315,450.00

16,500 NORFOLK SOUTHERN CORP 385,770.00

2,600 RYDER SYSTEMS INC 70,434.00

10,700 UNION PACIFIC CORP 677,096.00

TOTAL TRANSPORTATION $3,362,062.00

UTILITIES 3.18%

ELECTRIC UTILITIES

22,700 AES CORP 123,034.00

5,300 ALLEGHENY ENERGY INC 136,475.00

6,100 AMEREN CORP 262,361.00

14,400 AMERICAN ELECTRIC POWER INC 576,288.00

15,900 CALPINE CORP 111,777.00

7,100 CINERGY CORP 255,529.00

5,700 CMS ENERGY CORP 62,586.00

9,000 CONSOLIDATED EDISON INC 375,750.00

7,000 CONSTELLATION ENERGY GROUP 205,380.00

11,100 DOMINION RESOURCES INC 734,820.00

7,100 DTE ENERGY CO 316,944.00

35,300 DUKE POWER CO 1,097,830.00

13,900 EDISON INTERNATIONAL 236,300.00

9,500 ENTERGY CORP 403,180.00

13,712 EXELON CORP 717,137.60

12,683 FIRSTENERGY CORP 423,358.54

13 (continued)

SELECT ASSET FUND III

Portfolio of Investments

June 30, 2002

(Unaudited)

No. of

Shares Market Value

7,500 FPL GROUP INC 449,925.00

17,068 MIRANT CORP 124,596.40

16,600 PG&E CORP 296,974.00

3,600 PINNACLE WEST CAPITAL CORP 142,200.00

6,300 PPL CORP 208,404.00

9,415 PROGRESS ENERGY INC 489,674.15

8,800 PUBLIC SERVICE ENTERPRISE GROUP 381,040.00

12,900 RELIANT ENERGY INC 218,010.00

30,000 SOUTHERN CO 822,000.00

5,800 TECO ENERGY 143,550.00

11,200 TXU CORP 577,360.00

16,755 XCEL ENERGY INC 280,981.35

GAS UTILITIES

24,611 EL PASO CORP 507,232.71

6,000 KEYSPAN CORP 225,900.00

5,200 KINDER MORGAN INC 197,704.00

1,900 NICOR INC 86,925.00

8,789 NISOURCE INC 191,863.87

1,500 PEOPLES ENERGY CORP 54,690.00

8,700 SEMPRA ENERGY 192,531.00

MULTI-UTILITIES

15,400 DYNEGY INC 110,880.00

20,600 WILLIAMS COS INC 123,394.00

TOTAL UTILITIES $11,864,585.62

TOTAL COMMON STOCK $371,378,937.15

OTHER

CASH EQUIVALENTS 0.48%

CASH EQUIVALENTS

1,795,339 JANUS INSTL MONEY MARKET SER 2 1,795,338.51

TOTAL CASH EQUIVALENTS $1,795,338.51

TOTAL OTHER $1,795,338.51

TOTAL INVESTMENTS - (cost $472,157,982) 100.00% $373,174,275.66

See accompanying notes to financial statements

14